UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-CSR
CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number: 811-03364
GREAT-WEST FUNDS, INC.
(Exact name of registrant as specified in charter)
8515 E. Orchard Road, Greenwood Village, Colorado 80111
(Address of principal executive offices)
Scott C. Sipple
President and Chief Executive Officer
Great-West Funds, Inc.
8515 E. Orchard Road
Greenwood Village, Colorado 80111
(Name and address of agent for service)
Registrant's telephone number, including area code: (866) 831-7129
Date of fiscal year end: December 31
Date of reporting period: December 31, 2018

Item 1. REPORTS TO STOCKHOLDERS
GREAT-WEST FUNDS, INC.
Great-West S&P Small Cap 600® Index Fund
(Institutional Class, Investor Class and Class L)
Annual Report
December 31, 2018
On June 5, 2018 the Securities and Exchange Commission adopted new rule 30e-3 under the Investment Company Act of 1940. Subject to conditions, new rule 30e-3 will provide certain registered investment companies with an optional method to satisfy their obligations to transmit shareholder reports by making such reports and other materials accessible at a website address specified in a notice to investors.
Beginning on January 1, 2021, as permitted by regulations by the Securities and Exchange Commission, paper copies of the Fund’s annual and semi-annual shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports. Instead, the reports will be made available on the Fund’s website (www.greatwestfunds.com), and you will be notified by mail each time a report is posted and provided with a website link to access the report.
Beginning on January 1, 2019, you may elect to receive all future reports in paper free of charge. If you invest through a financial intermediary, you can contact (866) 345-5954 or make elections online at www.fundreports.com to let the Fund know you wish to continue to receive paper copies of your shareholder reports. Your election to receive reports in paper will apply to all funds held in your account if you invest through your financial intermediary or all funds held with the fund complex if you invest directly with the Fund.
This report and the financial statements attached are submitted for general information and are not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus. Nothing herein is to be considered an offer of the sale of shares of the Fund. Such offering is made only by the prospectus of the Fund, which includes details as to offering price and other information.

Management Discussion
2018 was a volatile year for U.S. equities with the market eventually ending the year in negative territory. The year began strongly, supported by the fiscal stimulus package announced in late 2017 which boosted growth through cuts in both corporate and income tax and also through increased incentives for investment. The package, combined with further fiscal spending plans announced in the spring was forecast to increase U.S. growth by approx. 1% over the course of 2018 and 2019. The reduction in the U.S. corporate tax rate to 21% was a particular boost for U.S. earnings and resulted in forecasts for U.S. corporate earnings growth being significantly revised higher to over 20% for the year. Small cap stocks were seen as relative beneficiaries of the reduction in the corporate tax rate given their greater domestic exposure compared to large cap stocks.
While the fiscal packages provided a positive backdrop for the U.S. equity market and helped contribute to the initial gains, a number of issues arose through the year which led to occasional setbacks in the market and ultimately caused U.S. equities to end the year down following a particularly weak fourth quarter.
In February, concerns about potentially higher interest rates and bond yields following a larger than expected rise in wage inflation caused equity markets to give up their early year gains. The continued positive domestic growth backdrop and eventual easing of inflation concerns however enabled the market to recover and begin to move higher again through the second quarter. Rising concerns regarding the possible outbreak of a global trade war following the announcement of various tariffs by the U.S. on a range of imports from a number of trading partners contributed to a number of declines in the market through the summer months. Despite these concerns, the overriding positive growth and earnings backdrop enabled the market to reach new all-time highs in late September.
The fourth quarter however proved to be a difficult time for the equity market. With the U.S. Federal Reserve suggesting it would continue to raise interest rates, investors began to fear the Federal Reserve was potentially making a policy mistake by raising rates too aggressively to a level which could cause a recession. Fears of a possible recession were exacerbated by the emergence of softer U.S. economic data towards year end. Investor anxiety increased further as downward revisions to earnings forecasts became apparent while the government shut down in late December also negatively impacted sentiment. Following the worst December for the equity market since the 1930s, the S&P 500® Index eventually ended the year in negative territory.
The Great-West S&P Small Cap 600® Index Fund (Institutional Class shares) returned -8.65% in the twelve month period compared to -8.48% for its benchmark index, the S&P Small Cap 600 Index. Small cap companies were initially supported by the reductions in corporate taxes enacted under the new Trump administration as well as the positive economic backdrop present at the start of the year. A stronger dollar through much of the year was a relative positive for small cap stocks given the larger export exposure among large cap stocks. However, as the market environment soured and growth expectations fell towards year-end, small caps were punished disproportionately, with the S&P Small Cap 600 Index falling -23.18% from its peak in September to year-end.
The views and opinions in this report were current as of December 31, 2018 and are subject to change at any time. They are not guarantees of performance or investment results and should not be taken as investment advice. Fund holdings are subject to change at any time. Fund returns are net of fees unless otherwise noted.

Growth of $10,000 (unaudited)
This graph compares the value of a hypothetical $10,000 investment in the Fund over the past 10 fiscal year periods or since inception (for funds lacking 10-year records) with the performance of the Fund’s benchmark index. Results include the reinvestment of all dividends and capital gains distributions. Past performance is no guarantee of future results. The graph does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Performance does not include any fees or expenses of variable insurance contracts, individual retirement accounts (“IRA(s)”), qualified retirement plans or college savings programs. If such fees and expenses were included, returns would be lower.

Note: Performance for the Class L and Institutional Class shares may vary due to their differing fee structure. See returns table below.
Average Annual Total Returns for the Periods Ended December 31, 2018 (unaudited)
	One Year	Five Year	Ten Year / Since Inception(a)(b)
Institutional Class	-8.65%	N/A	6.45%
Investor Class	-8.99%	5.76%	13.00%
Class L	-9.21%	5.50%	12.04%
(a) Class L inception date was August 12, 2011.
(b) Institutional Class inception date was May 1, 2015.
Results include the reinvestment of all dividends and capital gains distributions. Past performance is no guarantee of future results. The table does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Performance does not include any fees or expenses of variable insurance contracts, IRAs, qualified retirement plans or college savings programs. If such fees and expenses were included, returns would be lower.
Summary of Investments by Sector as of December 31, 2018 (unaudited)
Sector	Percentage of Fund Investments
Financial	22.91%
Consumer, Non-cyclical	17.74
Industrial	16.92
Consumer, Cyclical	13.52
Technology	8.03
Communications	4.28
Basic Materials	3.50
Energy	3.50
Utilities	2.45
Short Term Investments	7.15
Total	100.00%
Shareholder Expense Example (unaudited)
As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.
The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (June 30, 2018 to December 31, 2018).

Actual Expenses
The first row of the table below provides information about actual account values and actual expenses. You may use the information in this row, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first row under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.
Hypothetical Example for Comparison Purposes
The second row of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the second row of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value	Ending Account Value	Expenses Paid During Period*
	(06/30/18)	(12/31/18)	(06/30/18–12/31/18)
Institutional Class
Actual	$1,000.00	$ 836.10	$0.93
Hypothetical (5% return before expenses)	$1,000.00	$1,024.30	$1.02
Investor Class
Actual	$1,000.00	$ 834.30	$2.60
Hypothetical (5% return before expenses)	$1,000.00	$1,022.50	$2.85
Class L
Actual	$1,000.00	$ 833.70	$3.76
Hypothetical (5% return before expenses)	$1,000.00	$1,021.20	$4.13
* Expenses are equal to the Fund's annualized expense ratio of 0.20% for the Institutional Class, 0.56% for the Investor Class and 0.81% for the Class L shares, multiplied by the average account value over the period, multiplied by 185/365 days to reflect the one-half year period.
Performance does not include any fees or expenses of variable insurance contracts, IRAs, qualified retirement plans or college savings programs, if applicable. If such fees or expenses were included, returns would be lower.

GREAT-WEST FUNDS, INC.
GREAT-WEST S&P SMALL CAP 600® INDEX FUND
Schedule of Investments
As of December 31, 2018
Shares		Fair Value
COMMON STOCK
Basic Materials — 3.75%
35,568	AdvanSix Inc(a)	$ 865,725
365,890	AK Steel Holding Corp(a)(b)	823,253
30,254	American Vanguard Corp	459,558
39,037	Balchem Corp	3,058,549
54,096	Century Aluminum Co(a)	395,442
18,885	Clearwater Paper Corp(a)	460,227
11,002	Hawkins Inc	450,532
61,623	HB Fuller Co	2,629,453
50,527	Ingevity Corp(a)	4,228,605
23,158	Innophos Holdings Inc	568,066
29,166	Innospec Inc	1,801,292
19,705	Kaiser Aluminum Corp	1,759,459
23,370	Koppers Holdings Inc(a)	398,225
38,005	Kraton Corp(a)	830,029
25,347	Materion Corp	1,140,362
20,950	Neenah Inc	1,234,374
58,891	PH Glatfelter Co	574,776
16,058	Quaker Chemical Corp	2,853,667
58,893	Rayonier Advanced Materials Inc	627,210
22,191	Rogers Corp(a)	2,198,241
39,032	Schweitzer-Mauduit International Inc	977,752
23,775	Stepan Co	1,759,350
		30,094,147
Communications — 4.58%
116,521	8x8 Inc(a)	2,102,039
56,941	ADTRAN Inc	611,546
12,718	ATN International Inc	909,719
41,219	CalAmp Corp(a)	536,259
59,156	Cincinnati Bell Inc(a)	460,234
49,165	Cogent Communications Holdings Inc	2,222,750
83,925	Consolidated Communications Holdings Inc(b)	829,179
16,083	ePlus Inc(a)	1,144,627
70,989	EW Scripps Co Class A	1,116,657
139,305	Extreme Networks Inc(a)	849,761
141,656	Finisar Corp(a)	3,059,770
126,542	Frontier Communications Corp(b)	301,170
134,727	Gannett Co Inc	1,149,221
94,711	Harmonic Inc(a)	447,036
30,120	HealthStream Inc	727,398
118,430	Iridium Communications Inc(a)(b)	2,185,034
29,652	Liquidity Services Inc(a)	182,953
37,145	NETGEAR Inc(a)	1,932,654
61,849	New Media Investment Group Inc	715,593
77,051	NIC Inc	961,596
42,098	Perficient Inc(a)	937,101
43,221	QuinStreet Inc(a)	701,477
32,194	Scholastic Corp	1,296,130
41,886	Shutterfly Inc(a)	1,686,330
21,722	Shutterstock Inc	782,209
Shares		Fair Value
Communications — (continued)
23,842	Spok Holdings Inc	$ 316,145
20,740	Stamps.com Inc(a)	3,227,974
25,024	TechTarget Inc(a)	305,543
278,621	Viavi Solutions Inc(a)	2,800,141
258,869	Vonage Holdings Corp(a)	2,259,926
		36,758,172
Consumer, Cyclical — 14.47%
77,549	Abercrombie & Fitch Co Class A	1,554,857
14,988	Allegiant Travel Co	1,502,097
137,205	American Axle & Manufacturing Holdings Inc(a)	1,522,975
35,281	Anixter International Inc(a)	1,916,111
23,180	Asbury Automotive Group Inc(a)	1,545,179
195,396	Ascena Retail Group Inc(a)	490,444
41,761	Barnes & Noble Education Inc(a)	167,462
66,180	Barnes & Noble Inc	469,216
109,104	Belmond Ltd Class A(a)	2,730,873
25,998	BJ's Restaurants Inc	1,314,719
33,290	Buckle Inc(b)	643,829
53,460	Caleres Inc	1,487,792
104,892	Callaway Golf Co	1,604,848
29,180	Cato Corp Class A	416,399
10,579	Cavco Industries Inc(a)	1,379,290
148,986	Chico's FAS Inc	837,301
19,181	Children's Place Inc	1,728,016
20,270	Chuy's Holdings Inc(a)	359,590
61,736	Cooper Tire & Rubber Co	1,995,925
19,639	Cooper-Standard Holdings Inc(a)	1,219,975
53,708	Core-Mark Holding Co Inc	1,248,711
79,620	Crocs Inc(a)	2,068,528
48,570	Daktronics Inc	359,418
46,198	Dave & Buster's Entertainment Inc	2,058,583
21,927	Dine Brands Global Inc	1,476,564
35,368	Dorman Products Inc(a)	3,183,827
80,873	DSW Inc Class A	1,997,563
24,259	El Pollo Loco Holdings Inc(a)	368,009
44,189	Essendant Inc	555,898
29,386	Ethan Allen Interiors Inc	516,900
85,308	Express Inc(a)	435,924
61,639	EZCORP Inc Class A(a)	476,469
26,834	Fiesta Restaurant Group Inc(a)	416,195
51,790	FirstCash Inc	3,747,006
54,960	Fossil Group Inc(a)	864,521
46,276	Fox Factory Holding Corp(a)	2,724,268
42,466	Francesca's Holdings Corp(a)	41,226
52,055	G-III Apparel Group Ltd(a)	1,451,814
124,107	GameStop Corp Class A(b)	1,566,230
86,919	Garrett Motion Inc(a)	1,072,580
25,353	Genesco Inc(a)	1,123,138
41,841	Gentherm Inc(a)	1,672,803
21,418	Group 1 Automotive Inc	1,129,157

See Notes to Financial Statements.

Annual Report - December 31, 2018

GREAT-WEST FUNDS, INC.
GREAT-WEST S&P SMALL CAP 600® INDEX FUND
Schedule of Investments
As of December 31, 2018
Shares		Fair Value
Consumer, Cyclical — (continued)
67,239	Guess? Inc(b)	$ 1,396,554
23,930	Haverty Furniture Cos Inc	449,405
58,656	Hawaiian Holdings Inc	1,549,105
23,567	Hibbett Sports Inc(a)	337,008
26,435	Installed Building Products Inc(a)(b)	890,595
69,868	Interface Inc	995,619
33,556	iRobot Corp(a)(b)	2,809,979
378,934	JC Penney Co Inc(a)(b)	394,091
19,450	Kirkland's Inc(a)	185,359
54,622	La-Z-Boy Inc	1,513,576
30,082	LCI Industries	2,009,478
21,599	LGI Homes Inc(a)(b)	976,707
26,597	Lithia Motors Inc Class A	2,030,149
33,120	Lumber Liquidators Holdings Inc(a)(b)	315,302
33,007	M/I Homes Inc(a)	693,807
25,293	Marcus Corp	999,073
26,216	MarineMax Inc(a)	480,015
55,488	MDC Holdings Inc	1,559,768
46,204	Meritage Homes Corp(a)	1,696,611
46,779	Methode Electronics Inc	1,089,483
55,423	Mobile Mini Inc	1,759,680
13,526	Monarch Casino & Resort Inc(a)	515,882
22,206	Motorcar Parts of America Inc(a)	369,508
20,267	Movado Group Inc	640,843
37,967	Nautilus Inc(a)	413,840
653,864	Office Depot Inc	1,686,969
20,830	Oxford Industries Inc	1,479,763
23,985	PetMed Express Inc(b)	557,891
15,041	Red Robin Gourmet Burgers Inc(a)	401,896
42,609	Regis Corp(a)	722,223
22,647	RH (a)(b)	2,713,564
33,822	Ruth's Hospitality Group Inc	768,774
29,639	ScanSource Inc(a)	1,018,989
31,866	Shake Shack Inc Class A(a)(b)	1,447,354
13,253	Shoe Carnival Inc(b)	444,108
63,291	SkyWest Inc	2,814,551
40,118	Sleep Number Corp(a)	1,272,944
32,746	Sonic Automotive Inc Class A	450,585
23,669	Standard Motor Products Inc	1,146,290
96,476	Steven Madden Ltd	2,919,364
26,507	Superior Industries International Inc	127,499
58,240	Tailored Brands Inc	794,394
40,026	Tile Shop Holdings Inc	219,342
57,484	Titan International Inc	267,875
16,239	Unifi Inc(a)	370,899
18,804	UniFirst Corp	2,690,288
14,969	Universal Electronics Inc(a)	378,416
23,664	Vera Bradley Inc(a)	202,800
15,847	Veritiv Corp(a)	395,700
65,789	Vista Outdoor Inc(a)	746,705
20,754	Vitamin Shoppe Inc(a)	98,374
69,532	Wabash National Corp	909,479
36,274	William Lyon Homes Class A(a)	387,769
Shares		Fair Value
Consumer, Cyclical — (continued)
34,577	Wingstop Inc	$ 2,219,498
36,407	Winnebago Industries Inc	881,413
114,460	Wolverine World Wide Inc	3,650,129
21,274	Zumiez Inc(a)	407,823
		116,107,335
Consumer, Non-Cyclical — 18.98%
79,346	ABM Industries Inc	2,547,800
45,516	Acorda Therapeutics Inc(a)	709,139
11,775	Addus HomeCare Corp(a)	799,287
110,000	Akorn Inc(a)(b)	372,900
41,871	AMAG Pharmaceuticals Inc(a)	636,020
34,834	Amedisys Inc(a)	4,079,410
18,915	American Public Education Inc(a)	538,321
55,518	AMN Healthcare Services Inc(a)	3,145,650
41,163	Amphastar Pharmaceuticals Inc(a)	819,144
30,920	Andersons Inc	924,199
42,691	AngioDynamics Inc(a)	859,370
10,193	ANI Pharmaceuticals Inc(a)	458,889
17,350	Anika Therapeutics Inc(a)	583,133
76,015	Assertio Therapeutics Inc(a)	274,414
532,724	Avon Products Inc(a)	809,740
79,705	B&G Foods Inc(b)	2,304,272
39,488	BioTelemetry Inc(a)	2,358,223
19,320	Calavo Growers Inc(b)	1,409,587
35,452	Cal-Maine Foods Inc	1,499,620
39,930	Cambrex Corp(a)	1,507,757
43,113	Cardtronics PLC Class A(a)	1,120,938
85,070	Career Education Corp(a)	971,499
12,014	Central Garden & Pet Co(a)	413,882
47,801	Central Garden & Pet Co Class A(a)	1,493,781
26,977	Chefs' Warehouse Inc(a)	862,724
5,449	Coca-Cola Bottling Co Consolidated	966,544
136,516	Community Health Systems Inc(a)(b)	384,975
31,905	CONMED Corp	2,048,301
125,217	Corcept Therapeutics Inc(a)(b)	1,672,899
11,259	CorVel Corp(a)	694,905
42,566	Cross Country Healthcare Inc(a)	312,009
40,528	CryoLife Inc(a)	1,150,185
16,110	Cutera Inc(a)(b)	274,192
62,903	Cytokinetics Inc(a)(b)	397,547
198,204	Darling Ingredients Inc(a)	3,813,445
109,043	Dean Foods Co	415,454
66,898	Diplomat Pharmacy Inc(a)(b)	900,447
13,016	Eagle Pharmaceuticals Inc(a)	524,415
54,426	Emergent BioSolutions Inc(a)	3,226,373
18,321	Enanta Pharmaceuticals Inc(a)	1,297,676
234,685	Endo International PLC(a)	1,713,200
59,824	Ensign Group Inc	2,320,573
72,738	EVERTEC Inc	2,087,581
11,495	Forrester Research Inc	513,826

See Notes to Financial Statements.

Annual Report - December 31, 2018

GREAT-WEST FUNDS, INC.
GREAT-WEST S&P SMALL CAP 600® INDEX FUND
Schedule of Investments
As of December 31, 2018
Shares		Fair Value
Consumer, Non-Cyclical — (continued)
46,820	FTI Consulting Inc(a)	$ 3,120,085
56,903	Green Dot Corp Class A(a)	4,524,927
21,530	Heidrick & Struggles International Inc	671,521
8,881	Heska Corp(a)	764,654
101,230	HMS Holdings Corp(a)	2,847,600
81,525	Innoviva Inc(a)	1,422,611
35,993	Integer Holdings Corp(a)	2,744,826
20,261	Inter Parfums Inc	1,328,514
38,185	Invacare Corp	164,195
17,742	J&J Snack Foods Corp	2,565,316
10,238	John B Sanfilippo & Son Inc	569,847
36,625	Kelly Services Inc Class A	750,080
69,151	Korn Ferry	2,734,231
36,275	Lannett Co Inc(a)(b)	179,924
44,651	Lantheus Holdings Inc(a)	698,788
18,425	LeMaitre Vascular Inc	435,567
35,481	LHC Group Inc(a)	3,330,956
41,056	LSC Communications Inc	287,392
48,670	Luminex Corp	1,124,764
29,431	Magellan Health Inc(a)	1,674,330
39,796	Matthews International Corp Class A	1,616,514
80,559	Medicines Co(a)(b)	1,541,899
14,147	Medifast Inc	1,768,658
30,616	Medpace Holdings Inc(a)	1,620,505
49,999	Meridian Bioscience Inc	867,983
65,919	Merit Medical Systems Inc(a)	3,678,939
15,212	MGP Ingredients Inc(b)	867,845
120,575	Momenta Pharmaceuticals Inc(a)	1,331,148
39,631	Monro Inc	2,724,631
91,307	Myriad Genetics Inc(a)	2,654,294
39,662	Natus Medical Inc(a)	1,349,698
53,586	Navigant Consulting Inc	1,288,743
62,559	Neogen Corp(a)	3,565,863
36,401	Nutrisystem Inc	1,597,276
71,230	OraSure Technologies Inc(a)	831,966
21,945	Orthofix Medical Inc(a)	1,151,893
73,579	Owens & Minor Inc	465,755
23,205	Phibro Animal Health Corp Class A	746,273
103,465	Progenics Pharmaceuticals Inc(a)	434,553
14,113	Providence Service Corp(a)	847,062
40,396	Quanex Building Products Corp	548,982
38,072	Quorum Health Corp(a)(b)	110,028
35,067	REGENXBIO Inc(a)	1,471,061
54,142	Rent-A-Center Inc(a)	876,559
47,574	Repligen Corp(a)	2,509,053
34,001	Resources Connection Inc	482,814
81,402	RR Donnelley & Sons Co	322,352
131,882	Select Medical Holdings Corp(a)	2,024,389
8,812	Seneca Foods Corp Class A(a)	248,675
45,796	SpartanNash Co	786,775
126,887	Spectrum Pharmaceuticals Inc(a)	1,110,261
Shares		Fair Value
Consumer, Non-Cyclical — (continued)
26,105	Strategic Education Inc	$ 2,960,829
61,480	Supernus Pharmaceuticals Inc(a)	2,042,366
17,171	Surmodics Inc(a)	811,501
19,471	Tactile Systems Technology Inc(a)	886,904
35,231	Team Inc(a)(b)	516,134
50,480	Tivity Health Inc(a)	1,252,409
154,127	Travelport Worldwide Ltd	2,407,464
48,147	TrueBlue Inc(a)	1,071,271
59,003	United Natural Foods Inc(a)	624,842
30,508	Universal Corp	1,652,008
14,933	US Physical Therapy Inc	1,528,393
63,676	Vanda Pharmaceutical Inc(a)	1,663,854
45,868	Varex Imaging Corp(a)	1,086,154
23,832	Viad Corp	1,193,745
16,608	WD-40 Co(b)	3,043,582
		152,338,277
Energy — 3.74%
153,614	Archrock Inc	1,150,569
23,500	Bonanza Creek Energy Inc(a)	485,745
36,325	Bristow Group Inc(a)(b)	88,270
75,683	C&J Energy Services Inc(a)	1,021,720
26,131	CARBO Ceramics Inc(a)(b)	90,936
99,981	Carrizo Oil & Gas Inc(a)	1,128,785
87,270	Cloud Peak Energy Inc(a)	31,967
32,729	CONSOL Energy Inc(a)	1,037,837
580,359	Denbury Resources Inc(a)	992,414
24,732	Era Group Inc(a)	216,158
37,698	Exterran Corp(a)	667,255
31,615	FutureFuel Corp	501,414
14,853	Geospace Technologies Corp(a)	153,134
44,989	Green Plains Inc(b)	589,806
15,971	Gulf Island Fabrication Inc(a)	115,311
184,874	Gulfport Energy Corp(a)	1,210,925
160,982	Helix Energy Solutions Group Inc(a)	870,913
136,901	HighPoint Resources Corp(a)(b)	340,883
25,234	KLX Energy Services Holdings Inc(a)	591,737
175,239	Laredo Petroleum Inc(a)	634,365
30,810	Matrix Service Co(a)	552,731
393,443	Nabors Industries Ltd	786,886
108,166	Newpark Resources Inc(a)	743,100
290,038	Noble Corp PLC(a)	759,899
80,026	Oil States International Inc(a)	1,142,771
34,631	Par Pacific Holdings Inc(a)	491,068
81,772	PDC Energy Inc(a)	2,433,535
15,721	Penn Virginia Corp(a)	849,877
95,241	Pioneer Energy Services Corp(a)	117,146
85,430	ProPetro Holding Corp(a)	1,052,498
46,817	Renewable Energy Group Inc(a)	1,203,197
6,811	REX American Resources Corp(a)	463,897

See Notes to Financial Statements.

Annual Report - December 31, 2018

GREAT-WEST FUNDS, INC.
GREAT-WEST S&P SMALL CAP 600® INDEX FUND
Schedule of Investments
As of December 31, 2018
Shares		Fair Value
Energy — (continued)
65,007	Ring Energy Inc(a)(b)	$ 330,235
19,866	SEACOR Holdings Inc(a)	735,042
51,086	SolarEdge Technologies Inc(a)(b)	1,793,119
283,194	SRC Energy Inc(a)	1,331,012
76,398	SunCoke Energy Inc(a)	653,203
177,596	Superior Energy Services Inc(a)	594,947
154,812	TETRA Technologies Inc(a)	260,084
63,675	Unit Corp(a)	909,279
91,267	US Silica Holdings Inc(b)	929,098
		30,052,768
Financial — 24.51%
99,647	Acadia Realty Trust REIT	2,367,613
41,512	Agree Realty Corp REIT	2,454,189
52,348	Ambac Financial Group Inc(a)	902,480
44,866	American Assets Trust Inc REIT	1,802,267
109,396	American Equity Investment Life Holding Co	3,056,524
47,256	Ameris Bancorp	1,496,598
22,604	AMERISAFE Inc	1,281,421
136,529	Apollo Commercial Real Estate Finance Inc REIT	2,274,573
58,092	Armada Hoffler Properties Inc REIT	816,774
53,605	ARMOUR Residential REIT Inc	1,098,903
65,219	Axos Financial Inc(a)	1,642,214
50,204	Banc of California Inc	668,215
37,999	Banner Corp	2,032,187
47,859	Berkshire Hills Bancorp Inc	1,290,757
56,759	Blucora Inc(a)	1,512,060
105,966	Boston Private Financial Holdings Inc	1,120,061
95,645	Brookline Bancorp Inc	1,321,814
113,150	Capstead Mortgage Corp REIT(b)	754,711
102,678	CareTrust REIT Inc	1,895,436
204,082	CBL & Associates Properties Inc REIT(b)	391,837
124,870	Cedar Realty Trust Inc REIT	392,092
34,992	Central Pacific Financial Corp	852,055
55,496	Chatham Lodging Trust REIT	981,169
71,970	Chesapeake Lodging Trust REIT	1,752,470
19,214	City Holding Co	1,298,674
88,735	Columbia Banking System Inc	3,220,193
61,845	Community Bank System Inc	3,605,564
23,463	Community Healthcare Trust Inc REIT	676,438
34,203	Customers Bancorp Inc(a)	622,495
120,259	CVB Financial Corp	2,432,840
254,828	DiamondRock Hospitality Co REIT	2,313,838
35,698	Dime Community Bancshares Inc	606,152
36,987	Eagle Bancorp Inc(a)	1,801,637
Shares		Fair Value
Financial — (continued)
76,076	Easterly Government Properties Inc REIT	$ 1,192,872
42,992	EastGroup Properties Inc REIT	3,943,656
19,199	eHealth Inc(a)	737,626
39,888	Employers Holdings Inc	1,674,099
33,243	Encore Capital Group Inc(a)(b)	781,211
41,313	Enova International Inc(a)	803,951
25,585	Fidelity Southern Corp	665,722
257,427	First BanCorp	2,213,872
117,819	First Commonwealth Financial Corp	1,423,254
119,190	First Financial Bancorp	2,827,187
81,120	First Financial Bankshares Inc(b)	4,679,813
126,633	First Midwest Bancorp Inc	2,508,600
37,420	Flagstar Bancorp Inc(a)	987,888
82,231	Four Corners Property Trust Inc REIT	2,154,452
17,016	Franklin Financial Network Inc(a)	448,712
124,681	Franklin Street Properties Corp REIT	776,763
38,919	Getty Realty Corp REIT	1,144,608
101,781	Glacier Bancorp Inc	4,032,563
90,112	Global Net Lease Inc REIT	1,587,773
227,378	Government Properties Income Trust REIT(a)(b)	1,562,087
51,213	Granite Point Mortgage Trust Inc REIT	923,371
69,119	Great Western Bancorp Inc	2,159,969
30,000	Green Bancorp Inc	514,200
22,181	Greenhill & Co Inc	541,216
37,993	Hanmi Financial Corp	748,462
9,261	HCI Group Inc	470,551
39,359	Heritage Financial Corp	1,169,749
43,673	Hersha Hospitality Trust REIT	766,024
45,746	HFF Inc Class A	1,516,937
31,837	HomeStreet Inc(a)	675,900
150,861	Hope Bancorp Inc	1,789,211
49,821	Horace Mann Educators Corp	1,865,796
105,115	Independence Realty Trust Inc REIT	964,956
33,781	Independent Bank Corp(b)	2,375,142
18,513	International FCStone Inc(a)	677,206
131,059	Invesco Mortgage Capital REIT	1,897,734
39,166	Investment Technology Group Inc	1,184,380
80,000	iStar Inc REIT	733,600
35,007	James River Group Holdings Ltd	1,279,156
98,166	Kite Realty Group Trust REIT	1,383,159
55,886	LegacyTexas Financial Group Inc	1,793,382
253,888	Lexington Realty Trust REIT	2,084,420
46,617	LTC Properties Inc REIT	1,942,997
84,306	Maiden Holdings Ltd	139,105
25,184	Marcus & Millichap Inc(a)	864,567
31,695	Meta Financial Group Inc	614,566

See Notes to Financial Statements.

Annual Report - December 31, 2018

GREAT-WEST FUNDS, INC.
GREAT-WEST S&P SMALL CAP 600® INDEX FUND
Schedule of Investments
As of December 31, 2018
Shares		Fair Value
Financial — (continued)
30,827	National Bank Holdings Corp Class A	$ 951,630
66,542	National Storage Affiliates Trust REIT	1,760,701
27,313	Navigators Group Inc	1,897,980
50,891	NBT Bancorp Inc	1,760,320
194,360	New York Mortgage Trust Inc REIT(b)	1,144,780
82,428	NMI Holdings Inc Class A(a)	1,471,340
53,993	Northfield Bancorp Inc	731,605
125,761	Northwest Bancshares Inc	2,130,391
50,255	OFG Bancorp	827,197
180,165	Old National Bancorp	2,774,541
29,292	Opus Bank(b)	573,830
45,820	Oritani Financial Corp	675,845
56,140	Pacific Premier Bancorp Inc(a)	1,432,693
72,165	Pennsylvania REIT(b)	428,660
71,952	PennyMac Mortgage Investment Trust REIT	1,339,746
18,110	Piper Jaffray Cos	1,192,362
56,041	PRA Group Inc(a)	1,365,719
18,113	Preferred Bank	785,199
64,433	ProAssurance Corp	2,613,402
74,979	Provident Financial Services Inc	1,809,243
23,859	PS Business Parks Inc REIT	3,125,529
21,531	RE/MAX Holdings Inc Class A	662,078
96,632	Redwood Trust Inc REIT	1,456,244
134,162	Retail Opportunity Investments Corp REIT	2,130,493
47,167	RLI Corp	3,254,051
100,215	RPT Realty REIT	1,197,569
43,171	S&T Bancorp Inc	1,633,591
17,862	Safety Insurance Group Inc	1,461,290
14,068	Saul Centers Inc REIT	664,291
62,973	Seacoast Banking Corp of Florida(a)	1,638,557
70,499	Selective Insurance Group Inc	4,296,209
55,763	ServisFirst Bancshares Inc	1,777,167
108,985	Simmons First National Corp Class A	2,629,808
38,224	Southside Bancshares Inc	1,213,612
27,606	Stewart Information Services Corp	1,142,888
129,792	Summit Hotel Properties Inc REIT	1,262,876
87,591	Third Point Reinsurance Ltd(a)	844,377
14,512	Tompkins Financial Corp	1,088,545
30,827	Triumph Bancorp Inc(a)	915,562
114,736	TrustCo Bank Corp NY	787,089
96,289	United Community Banks Inc	2,066,362
24,825	United Fire Group Inc	1,376,546
25,213	United Insurance Holdings Corp	419,040
14,622	Universal Health Realty Income Trust REIT	897,352
37,562	Universal Insurance Holdings Inc	1,424,351
34,568	Urstadt Biddle Properties Inc REIT Class A	664,397
Shares		Fair Value
Financial — (continued)
28,000	Veritex Holdings Inc(a)	$ 598,640
8,545	Virtus Investment Partners Inc	678,729
94,853	Waddell & Reed Financial Inc Class A(b)	1,714,942
47,500	WageWorks Inc(a)	1,290,100
34,422	Walker & Dunlop Inc	1,488,752
231,789	Washington Prime Group Inc REIT	1,126,495
31,902	Westamerica Bancorporation(b)	1,776,303
51,813	Whitestone REIT	635,227
138,661	WisdomTree Investments Inc	922,096
8,214	World Acceptance Corp(a)	839,964
		196,727,022
Industrial — 18.11%
48,374	AAON Inc	1,695,992
40,345	AAR Corp	1,506,482
71,325	Actuant Corp Class A	1,497,112
46,752	Advanced Energy Industries Inc(a)	2,007,063
38,642	Aegion Corp(a)	630,637
87,437	Aerojet Rocketdyne Holdings Inc(a)	3,080,406
24,886	Aerovironment Inc(a)	1,691,004
11,545	Alamo Group Inc	892,659
41,109	Alarm.com Holdings Inc(a)(b)	2,132,324
35,161	Albany International Corp Class A	2,195,101
17,882	American Woodmark Corp(a)	995,670
33,304	Apogee Enterprises Inc	994,124
47,358	Applied Industrial Technologies Inc	2,554,491
22,556	Applied Optoelectronics Inc(a)(b)	348,039
32,445	ArcBest Corp	1,111,566
58,099	Arcosa Inc(a)	1,608,761
26,262	Astec Industries Inc	792,850
30,036	Atlas Air Worldwide Holdings Inc(a)	1,267,219
70,466	Axon Enterprise Inc(a)	3,082,887
30,967	AZZ Inc	1,249,828
34,471	Badger Meter Inc	1,696,318
57,163	Barnes Group Inc	3,065,080
12,746	Bel Fuse Inc Class B	234,781
54,701	Benchmark Electronics Inc	1,158,567
46,849	Boise Cascade Co	1,117,349
58,821	Brady Corp Class A	2,556,361
50,117	Briggs & Stratton Corp	655,530
37,658	Chart Industries Inc(a)	2,448,900
22,042	CIRCOR International Inc(a)	469,495
45,190	Comfort Systems USA Inc	1,973,899
27,473	Comtech Telecommunications Corp	668,693
29,700	Control4 Corp(a)	522,720
18,402	DXP Enterprises Inc(a)	512,312
33,659	Echo Global Logistics Inc(a)	684,287
42,577	Electro Scientific Industries Inc(a)	1,275,607

See Notes to Financial Statements.

Annual Report - December 31, 2018

GREAT-WEST FUNDS, INC.
GREAT-WEST S&P SMALL CAP 600® INDEX FUND
Schedule of Investments
As of December 31, 2018
Shares		Fair Value
Industrial — (continued)
24,874	Encore Wire Corp	$ 1,248,177
24,857	EnPro Industries Inc	1,493,906
31,399	ESCO Technologies Inc	2,070,764
61,207	Exponent Inc	3,103,807
44,267	Fabrinet (a)	2,271,340
20,653	FARO Technologies Inc(a)	839,338
72,106	Federal Signal Corp	1,434,909
33,981	Forward Air Corp	1,863,858
47,140	Franklin Electric Co Inc	2,021,363
38,453	Gibraltar Industries Inc(a)	1,368,542
39,642	Greenbrier Cos Inc	1,567,445
40,710	Griffon Corp	425,420
94,585	Harsco Corp(a)	1,878,458
14,650	Haynes International Inc	386,760
57,344	Heartland Express Inc	1,049,395
75,911	Hillenbrand Inc	2,879,304
41,688	Hub Group Inc Class A(a)	1,545,374
30,000	Ichor Holdings Ltd(a)(b)	489,000
73,066	II-VI Inc(a)	2,371,722
21,389	Insteel Industries Inc	519,325
39,691	Itron Inc(a)	1,876,987
38,469	John Bean Technologies Corp	2,762,459
34,439	Kaman Corp	1,931,684
69,038	KEMET Corp	1,210,927
111,039	Knowles Corp(a)	1,477,929
13,268	Lindsay Corp	1,277,045
26,888	LSB Industries Inc(a)(b)	148,422
20,554	Lydall Inc(a)	417,452
44,975	Marten Transport Ltd	728,145
52,171	Matson Inc	1,670,515
39,118	Moog Inc Class A	3,030,863
68,749	Mueller Industries Inc	1,605,977
16,175	Multi-Color Corp(b)	567,581
40,012	Myers Industries Inc	604,581
19,308	MYR Group Inc(a)	543,906
5,910	National Presto Industries Inc(b)	690,997
11,248	Olympic Steel Inc	160,509
34,828	Orion Group Holdings Inc(a)	149,412
19,686	OSI Systems Inc(a)	1,442,984
21,934	Park Electrochemical Corp	396,347
26,304	Patrick Industries Inc(a)	778,861
73,176	PGT Innovations Inc(a)	1,159,840
37,073	Plexus Corp(a)	1,893,689
10,006	Powell Industries Inc	250,250
32,542	Proto Labs Inc(a)	3,670,412
43,947	Raven Industries Inc	1,590,442
30,134	Saia Inc(a)	1,682,080
82,699	Sanmina Corp(a)	1,989,738
49,426	Simpson Manufacturing Co Inc	2,675,429
50,514	SPX Corp(a)	1,414,897
53,026	SPX FLOW Inc(a)	1,613,051
16,093	Standex International Corp	1,081,128
20,295	Sturm Ruger & Co Inc	1,080,100
22,978	Tennant Co	1,197,384
66,749	Tetra Tech Inc	3,455,596
45,404	TimkenSteel Corp(a)	396,831
42,819	TopBuild Corp(a)	1,926,855
Shares		Fair Value
Industrial — (continued)
29,424	Tredegar Corp	$ 466,665
70,665	Trex Co Inc(a)	4,194,674
61,884	Triumph Group Inc	711,666
108,314	TTM Technologies Inc(a)	1,053,895
75,012	Universal Forest Products Inc	1,947,312
18,992	US Concrete Inc(a)(b)	670,038
27,079	US Ecology Inc	1,705,435
18,429	Vicor Corp(a)	696,432
32,761	Watts Water Technologies Inc Class A	2,114,067
		145,313,810
Technology — 8.59%
140,370	3D Systems Corp(a)(b)	1,427,563
22,272	Agilysys Inc(a)	319,380
39,055	Axcelis Technologies Inc(a)	695,179
43,285	Bottomline Technologies Inc(a)	2,077,680
86,540	Brooks Automation Inc	2,265,617
34,405	Cabot Microelectronics Corp	3,280,517
26,226	CEVA Inc(a)	579,332
48,211	Cohu Inc	774,751
13,005	Computer Programs & Systems Inc	326,426
48,548	Cray Inc(a)	1,048,151
40,195	CSG Systems International Inc	1,276,995
40,021	CTS Corp	1,036,144
33,470	Cubic Corp	1,798,678
92,000	Diebold Nixdorf Inc(b)	229,080
30,209	Digi International Inc(a)	304,809
46,309	Diodes Inc(a)	1,493,928
40,153	Donnelley Financial Solutions Inc(a)	563,347
28,407	DSP Group Inc(a)	318,158
27,085	Ebix Inc(b)	1,152,738
52,720	Electronics For Imaging Inc(a)	1,307,456
20,836	Engility Holdings Inc(a)	592,993
41,782	ExlService Holdings Inc(a)	2,198,569
87,108	FormFactor Inc(a)	1,227,352
41,599	Insight Enterprises Inc(a)	1,695,159
77,600	Kopin Corp(a)(b)	77,522
80,073	Kulicke & Soffa Industries Inc	1,623,080
67,657	LivePerson Inc(a)	1,276,011
31,583	ManTech International Corp Class A	1,651,633
73,694	MaxLinear Inc(a)(b)	1,297,014
57,053	Mercury Systems Inc(a)	2,698,036
11,636	MicroStrategy Inc Class A(a)	1,486,499
49,689	Monotype Imaging Holdings Inc	771,173
21,213	MTS Systems Corp	851,278
28,420	Nanometrics Inc(a)	776,719
54,785	NextGen Healthcare Inc(a)	829,993
47,614	Omnicell Inc(a)	2,915,881
34,880	OneSpan Inc(a)	451,696
33,000	PDF Solutions Inc(a)(b)	278,190
82,948	Photronics Inc(a)	802,937
34,484	Power Integrations Inc	2,102,834
53,405	Progress Software Corp	1,895,344

See Notes to Financial Statements.

Annual Report - December 31, 2018

GREAT-WEST FUNDS, INC.
GREAT-WEST S&P SMALL CAP 600® INDEX FUND
Schedule of Investments
As of December 31, 2018
Shares		Fair Value
Technology — (continued)
40,607	Qualys Inc(a)	$ 3,034,967
137,937	Rambus Inc(a)	1,057,977
36,727	Rudolph Technologies Inc(a)	751,802
79,724	Semtech Corp(a)	3,656,940
14,240	SMART Global Holdings Inc(a)(b)	422,928
21,606	SPS Commerce Inc(a)	1,779,902
49,218	Sykes Enterprises Inc(a)	1,217,161
21,290	Tabula Rasa HealthCare Inc(a)	1,357,450
148,286	TiVo Corp	1,395,371
16,082	TTEC Holdings Inc	459,463
45,000	Ultra Clean Holdings Inc(a)	381,150
60,000	Unisys Corp(a)	697,800
57,566	Veeco Instruments Inc(a)	426,564
34,092	Virtusa Corp(a)	1,451,978
59,562	Xperi Corp	1,095,345
		68,962,640
Utilities — 2.62%
44,183	American States Water Co	2,962,028
79,400	Avista Corp	3,372,912
57,606	California Water Service Group	2,745,502
49,684	El Paso Electric Co	2,490,659
34,217	Northwest Natural Holding Co	2,068,760
103,836	South Jersey Industries Inc	2,886,641
60,533	Spire Inc	4,484,285
		21,010,787
TOTAL COMMON STOCK — 99.35% (Cost $751,973,177)		$797,364,958
Principal Amount
SHORT TERM INVESTMENTS
U.S. Government Agency Bonds and Notes — 3.29%
$26,400,000	Federal Home Loan Bank 2.18%, 01/02/2019	26,398,423
Repurchase Agreements — 4.36%
8,322,694	Undivided interest of 14.98% in a repurchase agreement (principal amount/value $55,684,707 with a maturity value of $55,694,050) with RBC Capital Markets Corp, 3.02%, dated 12/31/18 to be repurchased at $8,322,694 on 1/2/19 collateralized by various U.S. Government Agency securities, 3.00% - 7.00%, 10/1/25 - 10/20/48, with a value of $56,798,401.(c)	8,322,694
Principal Amount		Fair Value
Repurchase Agreements — (continued)
$ 8,322,694	Undivided interest of 17.36% in a repurchase agreement (principal amount/value $48,041,561 with a maturity value of $48,049,301) with Bank of Montreal, 2.90%, dated 12/31/18 to be repurchased at $8,322,694 on 1/2/19 collateralized by various U.S. Government Agency securities, 3.00% - 4.00%, 4/20/46 - 11/1/48, with a value of $49,002,392.(c)	$ 8,322,694
8,322,694	Undivided interest of 24.66% in a repurchase agreement (principal amount/value $33,818,901 with a maturity value of $33,824,537) with TD Securities (USA) Inc, 3.00%, dated 12/31/18 to be repurchased at $8,322,694 on 1/2/19 collateralized by Federal National Mortgage Association securities, 3.50% - 4.50%, 6/1/47 - 8/1/48, with a value of $34,495,279.(c)	8,322,694
1,744,417	Undivided interest of 28.92% in a repurchase agreement (principal amount/value $6,043,463 with a maturity value of $6,044,443) with Mizuho Securities (USA) LLC, 2.92%, dated 12/31/18 to be repurchased at $1,744,417 on 1/2/19 collateralized by U.S. Treasury securities, 1.88% - 2.63%, 2/29/24 - 9/9/49, with a value of $6,164,334.(c)	1,744,417

See Notes to Financial Statements.

Annual Report - December 31, 2018

GREAT-WEST FUNDS, INC.
GREAT-WEST S&P SMALL CAP 600® INDEX FUND
Schedule of Investments
As of December 31, 2018
Principal Amount		Fair Value
Repurchase Agreements — (continued)
$ 8,322,694	Undivided interest of 57.62% in a repurchase agreement (principal amount/value $14,478,365 with a maturity value of $14,480,754) with Scotia Capital (USA) Inc, 2.97%, dated 12/31/18 to be repurchased at $8,322,694 on 1/2/19 collateralized by a U.S. Treasury security and various U.S. Government Agency securities, 2.75% - 5.00%, 11/15/23 - 5/15/58, with a value of $14,770,370.(c)	$ 8,322,694
		35,035,193
SHORT TERM INVESTMENTS — 7.65% (Cost $61,433,616)		$ 61,433,616
TOTAL INVESTMENTS — 107.00% (Cost $813,406,793)		$858,798,574
OTHER ASSETS & LIABILITIES, NET — (7.00)%		$ (56,188,280)
TOTAL NET ASSETS — 100.00%		$802,610,294
(a)	Non-income producing security.
(b)	All or a portion of the security is on loan at December 31, 2018.
(c)	Collateral received for securities on loan.
REIT	Real Estate Investment Trust
At December 31, 2018, the Fund held the following outstanding futures contracts:
Description	Number of Contracts	Notional Amount	Expiration Date	Fair Value and Net Unrealized Appreciation
Russell 2000 Mini Long Futures	121	8,161,450	March 2019	$163,212
See Notes to Financial Statements.

Annual Report - December 31, 2018

GREAT-WEST FUNDS, INC.
Statement of Assets and Liabilities
As of December 31, 2018
Great-West S&P Small Cap 600® Index Fund
ASSETS:
Investments in securities, fair value (including $33,951,792 of securities on loan)(a)	$823,763,381
Repurchase agreements, fair value(b)	35,035,193
Cash	258,695
Cash pledged on futures contracts	3,302,226
Dividends receivable	999,934
Subscriptions receivable	1,541,679
Variation margin on futures contracts	10,653
Total Assets	864,911,761
LIABILITIES:
Payable for director fees	4,279
Payable for distribution fees	15,785
Payable for investments purchased	22,412,998
Payable for other accrued fees	55,202
Payable for shareholder services fees	152,576
Payable to investment adviser	121,152
Payable upon return of securities loaned	35,035,193
Redemptions payable	4,504,282
Total Liabilities	62,301,467
NET ASSETS	$802,610,294
NET ASSETS REPRESENTED BY:
Capital stock, $0.10 par value	$8,698,283
Paid-in capital in excess of par	743,804,958
Total distributable earnings	50,107,053
NET ASSETS	$802,610,294
NET ASSETS BY CLASS
Investor Class	$413,790,624
Class L	$74,686,938
Institutional Class	$314,132,732
CAPITAL STOCK:
Authorized
Investor Class	100,000,000
Class L	10,000,000
Institutional Class	150,000,000
Issued and Outstanding
Investor Class	38,333,713
Class L	5,177,335
Institutional Class	43,471,783
NET ASSET VALUE, REDEMPTION PRICE AND OFFERING PRICE PER SHARE:
Investor Class	$10.79
Class L	$14.43
Institutional Class	$7.23
(a) Cost of investments	$778,371,600
(b) Cost of repurchase agreements	$35,035,193
See Notes to Financial Statements.

Annual Report - December 31, 2018

GREAT-WEST FUNDS, INC.
Statement of Operations
For the fiscal year ended December 31, 2018
Great-West S&P Small Cap 600® Index Fund
INVESTMENT INCOME:
Interest	$245,768
Income from securities lending	760,218
Dividends	13,546,259
Foreign withholding tax	(302)
Total Income	14,551,943
EXPENSES:
Management fees	1,792,054
Shareholder services fees – Investor Class	1,834,675
Shareholder services fees – Class L	254,110
Audit and tax fees	28,642
Custodian fees	32,514
Director's fees	18,081
Distribution fees – Class L	181,078
Legal fees	2,762
Pricing fees	3,241
Registration fees	40,362
Shareholder report fees	48,469
Transfer agent fees	11,499
Other fees	1,579
Total Expenses	4,249,066
Less amount waived by investment adviser	47,434
Net Expenses	4,201,632
NET INVESTMENT INCOME	10,350,311
NET REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain on investments	103,060,071
Net realized loss on futures contracts	(2,918,020)
Net Realized Gain	100,142,051
Net change in unrealized depreciation on investments	(179,464,521)
Net change in unrealized appreciation on futures contracts	272,982
Net Change in Unrealized Depreciation	(179,191,539)
Net Realized and Unrealized Loss	(79,049,488)
NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS	$(68,699,177)
See Notes to Financial Statements.

Annual Report - December 31, 2018

GREAT-WEST FUNDS, INC.
Statement of Changes in Net Assets
For the fiscal years ended December 31, 2018 and 2017
Great-West S&P Small Cap 600® Index Fund	2018	2017
OPERATIONS:
Net investment income	$10,350,311	$9,887,644
Net realized gain	100,142,051	95,400,744
Net change in unrealized appreciation (depreciation)	(179,191,539)	10,995,879
Net Increase (Decrease) in Net Assets Resulting from Operations	(68,699,177)	116,284,267
DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income and net realized gains
Investor Class	(54,500,838)	(49,551,885) (a)
Class L	(6,980,025)	(4,412,795) (b)
Institutional Class	(59,502,865)	(47,102,418) (c)
From Net Investment Income and Net Realized Gains	(120,983,728)	(101,067,098)
CAPITAL SHARE TRANSACTIONS:
Shares sold
Investor Class	174,372,257	200,252,070
Class L	50,692,377	46,680,199
Institutional Class	98,553,550	91,693,561
Shares issued in reinvestment of distributions
Investor Class	54,500,838	49,551,885
Class L	6,980,025	4,412,795
Institutional Class	59,502,865	47,102,418
Shares redeemed
Investor Class	(256,684,602)	(261,500,889)
Class L	(29,466,237)	(23,906,045)
Institutional Class	(111,112,028)	(121,823,321)
Net Increase in Net Assets Resulting from Capital Share Transactions	47,339,045	32,462,673
Total Increase (Decrease) in Net Assets	(142,343,860)	47,679,842
NET ASSETS:
Beginning of year	944,954,154	897,274,312
End of year	$802,610,294	$944,954,154
CAPITAL SHARE TRANSACTIONS - SHARES:
Shares sold
Investor Class	12,363,641	14,840,166
Class L	2,778,064	2,757,542
Institutional Class	10,214,673	9,189,702
Shares issued in reinvestment of distributions
Investor Class	4,771,677	3,670,453
Class L	463,340	253,573
Institutional Class	7,786,864	4,849,492
Shares redeemed
Investor Class	(18,161,446)	(19,285,767)
Class L	(1,632,356)	(1,351,553)
Institutional Class	(10,762,727)	(11,967,587)
Net Increase	7,821,730	2,956,021
(a)	For the year ended December 31, 2017, total distributions from the Investor Class consisted of net investment income of $8,196,316 and net realized gains of $41,355,569. The SEC eliminated the requirement to disclose the breakout of distributions from net investment income and realized gain/loss in 2018.
(b)	For the year ended December 31, 2017, total distributions from Class L consisted of net investment income of $517,904 and net realized gains of $3,894,891. The SEC eliminated the requirement to disclose the breakout of distributions from net investment income and realized gain/loss in 2018.
(c)	For the year ended December 31, 2017, total distributions from the Institutional Class consisted of net investment income of $9,989,744 and net realized gains of $37,112,674. The SEC eliminated the requirement to disclose the breakout of distributions from net investment income and realized gain/loss in 2018.
See Notes to Financial Statements.

Annual Report - December 31, 2018

GREAT-WEST FUNDS, INC.
GREAT-WEST S&P SMALL CAP 600® INDEX FUND
Financial Highlights
Selected data for a share of capital stock of the Fund throughout the periods indicated.
		Income (Loss) from Investment Operations:			Less Distributions:
	Net asset value, beginning of year	Net investment income(a)	Net realized and unrealized gain (loss)	Total from investment operations	From net investment income	From net realized gains	Total Distributions	Net asset value, end of year	Total Return (b)(c)
Investor Class
12/31/2018	$13.52	0.14	(1.31)	(1.17)	(0.16)	(1.40)	(1.56)	$10.79	(8.99%)
12/31/2017	$13.20	0.13	1.53	1.66	(0.22)	(1.12)	(1.34)	$13.52	12.75%
12/31/2016	$11.13	0.12	2.72	2.84	(0.12)	(0.65)	(0.77)	$13.20	25.74%
12/31/2015	$12.65	0.12	(0.42)	(0.30)	(0.14)	(1.08)	(1.22)	$11.13	(2.54%)
12/31/2014	$12.93	0.11	0.56	0.67	(0.15)	(0.80)	(0.95)	$12.65	5.20%
Class L
12/31/2018	$17.50	0.14	(1.71)	(1.57)	(0.10)	(1.40)	(1.50)	$14.43	(9.21%)
12/31/2017	$16.70	0.12	1.95	2.07	(0.15)	(1.12)	(1.27)	$17.50	12.52%
12/31/2016	$13.90	0.12	3.40	3.52	(0.07)	(0.65)	(0.72)	$16.70	25.43%
12/31/2015	$15.58	0.12	(0.54)	(0.42)	(0.13)	(1.13)	(1.26)	$13.90	(2.79%)
12/31/2014	$15.72	0.10	0.68	0.78	(0.12)	(0.80)	(0.92)	$15.58	4.93%
Institutional Class
12/31/2018	$ 9.67	0.14	(0.93)	(0.79)	(0.25)	(1.40)	(1.65)	$ 7.23	(8.65%)
12/31/2017	$ 9.82	0.13	1.14	1.27	(0.30)	(1.12)	(1.42)	$ 9.67	13.17%
12/31/2016	$ 8.47	0.12	2.07	2.19	(0.19)	(0.65)	(0.84)	$ 9.82	26.17%
12/31/2015 (d)	$10.00	0.09	(0.42)	(0.33)	(0.17)	(1.03)	(1.20)	$ 8.47	(3.57%) (e)
	Net assets, end of year (000)	Ratio of expenses to average net assets (before reimbursement and/or waiver, if applicable)	Ratio of expenses to average net assets (after reimbursement and/or waiver, if applicable)	Ratio of net investment income to average net assets (after reimbursement and/or waiver, if applicable)	Portfolio turnover rate(f)
Supplemental Data and Ratios
Investor Class
12/31/2018	$413,791	0.56%	0.56%	0.98%	21%
12/31/2017	$532,234	0.58%	0.58%	0.92%	24%
12/31/2016	$529,884	0.60%	0.60%	1.02%	26%
12/31/2015	$424,728	0.60%	0.60%	0.98%	25%
12/31/2014	$730,165	0.60%	0.60%	0.86%	20%
Class L
12/31/2018	$ 74,687	0.88%	0.81%	0.75%	21%
12/31/2017	$ 62,431	0.87%	0.83%	0.71%	24%
12/31/2016	$ 31,884	0.85%	0.85%	0.81%	26%
12/31/2015	$ 18,429	0.85%	0.85%	0.78%	25%
12/31/2014	$ 9,709	0.85%	0.85%	0.66%	20%
Institutional Class
12/31/2018	$314,133	0.20%	0.20%	1.35%	21%
12/31/2017	$350,290	0.23%	0.23%	1.28%	24%
12/31/2016	$335,507	0.25%	0.25%	1.37%	26%
12/31/2015 (d)	$257,667	0.25% (g)	0.25% (g)	1.37% (g)	25%
(a)	Per share amounts are based upon average shares outstanding.
(b)	Total return does not include any fees or expenses of variable insurance contracts, if applicable. If such fees or expenses were included, returns would be lower.
(c)	Total return shown net of expenses reimbursed and/or waived, if applicable. Without the expense reimbursement and/or waiver, the return shown would have been lower.
(d)	Institutional Class inception date was May 1, 2015.
(e)	Not annualized for periods less than one full year.
(f)	Portfolio turnover is calculated at the Fund level.
(g)	Annualized.
See Notes to Financial Statements.

Annual Report - December 31, 2018

GREAT-WEST FUNDS, INC.
GREAT-WEST S&P SMALL CAP 600® INDEX FUND
Notes to Financial Statements

1.  ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES
Great-West Funds, Inc. (Great-West Funds), a Maryland corporation, was organized on December 7, 1981 and is registered under the Investment Company Act of 1940 (the 1940 Act) as an open-end management investment company. Great-West Funds presently consists of sixty-five funds. Interests in the Great-West S&P Small Cap 600® Index Fund (the Fund) are included herein. The investment objective of the Fund is to seek investment results that track the total return of the common stocks that comprise the Standard & Poor’s SmallCap 600® Index. The Fund is diversified as defined in the 1940 Act. The Fund is available as an investment option to insurance company separate accounts for certain variable annuity contracts and variable life insurance policies, to individual retirement account custodians or trustees, to plan sponsors of qualified retirement plans, to college savings programs, and to asset allocation funds that are a series of Great-West Funds.
The Fund offers three share classes, referred to as Investor Class, Class L and Institutional Class shares. All shares of the Fund represent an equal pro rata interest in the net assets of the class to which such shares belong, and have identical voting, dividend, liquidation and other rights and the same terms and conditions, except for class specific expenses and exclusive rights to vote on matters affecting only individual classes. Income, expenses (other than those attributable to a specific class) and realized and unrealized gains and losses are allocated daily to each class of shares based on the relative proportion of net assets represented by such class. Operating expenses directly attributable to a specific class are charged against operations of that class. Expenses incurred by Great-West Funds, which are not Fund specific, are allocated based on relative net assets or other appropriate allocation methods.
The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (U.S. GAAP) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates. The Great-West Funds are also investment companies and accordingly follow the investment company accounting and reporting guidance of U.S. GAAP. The following is a summary of the significant accounting policies of the Fund.
Security Valuation
The Board of Directors of the Fund has adopted policies and procedures for the valuation of the Fund’s securities and assets, and has appointed the Fair Value Pricing Committee of the investment adviser, Great-West Capital Management, LLC, to complete valuation determinations under those policies and procedures.
The Fund generally values its securities based on market prices determined at the close of regular trading on the New York Stock Exchange (NYSE) on each day the NYSE is open for trading. The net asset value (NAV) of each class of the Fund's shares is determined by dividing the net assets attributable to each class of shares of the Fund by the number of issued and outstanding shares of each class of the Fund on each valuation date.
For securities that are traded on only one exchange, the last sale price as of the close of business of that exchange will be used. If the closing price is not available, the current bid as of the close of business will be used. For securities traded on more than one exchange, or upon one or more exchanges and in the over-the-counter (OTC) market, the last sale price as of the close of business on the market which the security is traded most extensively will be used. If the closing price is not available, the current bid as of the close of business will be used. For securities that principally trade on the NASDAQ National Market System, the NASDAQ official closing price will be used.
Short term securities purchased with less than 60 days remaining until maturity and all U.S. Treasury Bills are valued on the basis of amortized cost, which has been determined to approximate fair value. Short term securities purchased with more than 60 days remaining until maturity are valued using pricing services, or in the event a price is not available from a pricing service, may be priced using other methodologies approved by the Board of Directors, including model pricing or pricing on the basis of quotations from brokers or dealers, and will continue to be priced until final maturity.

Annual Report - December 31, 2018

Foreign equity securities are generally valued using an adjusted systematic fair value price from an independent pricing service. Foreign exchange rates are determined at a time that corresponds to the closing of the NYSE.
For derivatives that are traded on an exchange, the last sale price as of the close of business of the exchange will be used. For derivatives traded over-the-counter (OTC), independent pricing services will be utilized when possible. If a price cannot be located from the primary source, other appropriate sources, which may include the use of an internally developed valuation model, another external pricing vendor or sourcing a price from a broker, may be used.
Independent pricing services are approved by the Board of Directors and are utilized for all investment types when available. In some instances valuations from independent pricing services are not available or do not reflect events in the market between the time the market closed and the valuation time and therefore fair valuation procedures are implemented. The fair value for some securities may be obtained from pricing services or other pricing sources. The inputs used by the pricing services are reviewed quarterly or when the pricing vendor issues updates to its pricing methodologies. Broker quotes are analyzed through an internal review process, which includes a review of known market conditions and other relevant data. Developments that might trigger fair value pricing could be natural disasters, government actions or fluctuations in domestic and foreign markets.
The following table provides examples of the inputs that are commonly used for valuing particular classes of securities. These classifications are not exclusive, and any inputs may be used to value any other security class.
Class	Inputs
Common Stock	Exchange traded close price, bids, evaluated bids, open and close price of the local exchange, exchange rates, fair values based on significant market movement and various index data.
Short Term Investments	Maturity date, credit quality and interest rates.
Futures Contracts	Exchange traded close price.
The Fund classifies its valuations into three levels based upon the observability of inputs to the valuation of the Fund’s investments. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. Classification is based on the lowest level of input significant to the fair value measurement. The three levels are defined as follows:
Level 1 – Unadjusted quoted prices for identical securities in active markets.
Level 2 – Inputs other than quoted prices included in Level 1 that are observable either directly or indirectly. These may include quoted prices for similar assets in active markets.
Level 3 – Unobservable inputs to the extent observable inputs are not available and may include prices obtained from single broker quotes. Unobservable inputs reflect the Fund’s own assumptions and would be based on the best information available under the circumstances.
As of December 31, 2018, the inputs used to value the Fund’s investments are detailed in the following table. More information regarding the sector and industry classifications, as applicable, are included in the Schedule of Investments.
	Level 1	Level 2	Level 3	Total
Assets
Investments, at fair value:
Common Stock	$ 797,364,958	$ —	$ —	$ 797,364,958
Short Term Investments	—	61,433,616	—	61,433,616
Total investments, at fair value:	797,364,958	61,433,616	0	858,798,574
Other Financial Investments:
Futures Contracts(a)	163,212	—	—	163,212
Total Assets	$ 797,528,170	$ 61,433,616	$ 0	$ 858,961,786
(a)	Futures Contracts are reported at the security’s unrealized appreciation (depreciation), which represents the change in the contract’s value from trade date.

Annual Report - December 31, 2018

Repurchase Agreements
The Fund may engage in repurchase agreement transactions with institutions that the Fund’s investment adviser has determined are creditworthy. The Fund will purchase securities at a specified price with an agreement to sell the securities to the same counterparty at a specified time, price and interest rate. The Fund’s custodian and/or securities lending agent receives delivery of the underlying securities collateralizing a repurchase agreement. Collateral is at least equal to the value of the repurchase obligation including interest. A repurchase agreement transaction involves certain risks in the event of default or insolvency of the counterparty. These risks include possible delays or restrictions upon a Fund’s ability to dispose of the underlying securities and a possible decline in the value of the underlying securities during the period while the Fund seeks to assert its rights.
Security Transactions
Security transactions are accounted for on the date the security is purchased or sold (trade date). Realized gains and losses from investments sold are determined on the basis of the first-in, first-out method (FIFO). Dividend income for the Fund is accrued as of the ex-dividend date and interest income, including amortization of discounts and premiums, is recorded daily.
Federal Income Taxes and Distributions to Shareholders
The Fund intends to comply with provisions under Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its net taxable income, including any net realized gain on investments not offset by capital loss carryforwards, if any, to shareholders. Therefore, no federal income or excise tax provision is required. The Fund files income tax returns in U.S. federal and applicable state jurisdictions. The statute of limitations on the Fund’s tax return filings generally remains open for the three preceding fiscal reporting period ends. State tax returns may remain open for an additional fiscal year.
Distributions to shareholders from net investment income of the Fund, if any, are declared and paid semi-annually. Capital gain distributions of the Fund, if any, are declared and paid at least annually. Distributions are reinvested in additional shares of the Fund at net asset value and are declared separately for each class. Distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles.
The tax character of distributions paid during the years ended December 31, 2018 and 2017 were as follows:
	2018	2017
Ordinary income	$14,992,743	$18,703,963
Long-term capital gain	105,990,985	82,363,135
	$120,983,728	$101,067,098
Net investment income (loss) and net realized gain (loss) for federal income tax purposes may differ from those reported on the financial statements because of temporary and permanent book-tax basis differences. Book-tax differences may include but are not limited to the following: wash sales, distribution adjustments and adjustments for real estate investment trusts.
The tax components of capital shown in the following table represent distribution requirements the Fund must satisfy under the income tax regulations, losses the Fund may be able to offset against income and gains realized in future years and unrealized appreciation or depreciation for federal income tax purposes. At December 31, 2018, the components of distributable earnings on a tax basis were as follows:
Undistributed net investment income	$—
Undistributed long-term capital gains	7,521,540
Capital loss carryforwards	—
Post-October losses	(608,433)
Net unrealized appreciation	43,193,946
Tax composition of capital	$50,107,053
The Fund has elected to defer to the next fiscal year the following Post-October losses:
Post-October Ordinary Losses	Post-October Capital Losses
$—	$(608,433)

Annual Report - December 31, 2018

The aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation for federal income tax purposes as of December 31, 2018 were as follows:
Federal tax cost of investments	$815,767,840
Gross unrealized appreciation on investments	187,516,542
Gross unrealized depreciation on investments	(144,322,596)
Net unrealized appreciation on investments	$43,193,946
Application of Recent Accounting Pronouncements
In August 2018, the Financial Accounting Standards Board issued ASU No. 2018-13, “Fair-Value Measurement: Disclosure Framework - Changes to the Disclosure Requirements for Fair Value Measurement” (ASU No. 2018-13). ASU No. 2018-13 modifies the disclosure requirements on fair value measurements in Topic 820, Fair Value Measurement. The update to Topic 820 includes new, eliminated, and modified disclosure requirements. The disclosure changes in ASU 2018-13 are effective for the first interim or annual period beginning after December 15, 2019. Early adoption is permitted for any eliminated or modified disclosures. The Fund has evaluated the impact of ASU No. 2018-13 and has adopted the changes into these financial statements. These changes are reflected in Note 1.
In October 2018, the SEC amended Regulation S-X to require certain financial statement disclosure requirements to conform them to U.S. GAAP for investment companies. The Fund adopted disclosure requirement changes for Regulation S-X and these changes are reflected throughout this report. The Fund's adoption of those amendments, effective with the financial statements prepared as of December 31, 2018, had no effect on the Fund's financial position or the results of its operations.
2.  DERIVATIVE FINANCIAL INSTRUMENTS
The Fund's investment objective allows the Fund to enter into various types of derivative contracts, including futures contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates.
In pursuit of the Fund's investment objectives, the Fund may seek to use derivatives to increase or decrease its exposure to the following market risks:
Equity Risk - The risk that relates to the change in value of equity securities as they relate to increases or decreases in the general market.
The Fund is also exposed to additional risks from investing in derivatives, such as liquidity and counterparty credit risk. Liquidity risk is the risk that the Fund will be unable to sell or close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligations to the Fund. Investing in derivatives may also involve greater risks than investing directly in the underlying assets, such as losses in excess of any initial investment and collateral received. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.
Futures Contracts
The Fund uses futures contracts in order for the Fund to hold cash but maintain index returns with the objective of minimizing tracking error versus the benchmark index. Index futures contracts which are most correlated to the benchmark index and exhibit sufficient liquidity are utilized. A futures contract is an agreement between two parties to buy or sell a specified underlying investment for a fixed price at a specified future date. Futures contracts are generally entered into on a regulated futures exchange and cleared through a clearinghouse associated with the exchange. The use of futures contracts may involve risks such as the possibility of illiquid markets or imperfect correlation between the value of the contracts and the underlying securities that comprise the index, or that the clearinghouse will fail to perform its obligations.
Futures contracts are reported in a table following the Schedule of Investments. Upon entering into a futures contract, the Fund is required to pledge to the broker an amount of cash and/or other assets equal to a certain percentage of the contract amount (initial margin deposit). Receipts or payments, known as variation margin, are made or received by the Fund each day, depending on the daily fluctuations in the fair value of the underlying security. This is recorded as variation margin on futures contracts on the Statement of Assets and Liabilities. When the Fund enters into a closing transaction, it will realize, for book purposes, a gain or loss equal to the difference between the value of the futures contract at the time it was opened or purchased and its value at the time it was closed, and is reflected in net realized gain or loss on the Statement of Operations. The Fund held an average of 193 futures contracts for the reporting period.

Annual Report - December 31, 2018

Valuation of derivative investments as of December 31, 2018 is as follows:
Asset Derivatives
Risk Exposure	Statement of Assets and Liabilities Location	Fair Value
Equity contracts (futures contracts)	Net unrealized appreciation on futures contracts	$163,212 (a)
(a)	Includes cumulative appreciation of futures contracts as reported in the Fund’s Schedule of Investments. Only current day’s variation margin is reported within the Statement of Assets and Liabilities.
The effect of derivative investments for the year ended December 31, 2018 is as follows:
	Net Realized Gain (Loss)		Net Change in Unrealized Gain (Loss)
Risk Exposure	Statement of Operations Location	Fair Value	Statement of Operations Location	Fair Value
Equity contracts (futures contracts)	Net realized loss on futures contracts	$(2,918,020)	Net change in unrealized appreciation on futures contracts	$272,982
3.  INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES
Great-West Funds has entered into an investment advisory agreement with Great-West Capital Management, LLC (the Adviser), a wholly-owned subsidiary of Great-West Life & Annuity Insurance Company (GWL&A). As compensation for its services to Great-West Funds, the Adviser receives monthly compensation at the annual rate of 0.19% of the Fund’s average daily net assets up to $1 billion dollars, 0.14% of the Fund’s average daily net assets over $1 billion dollars and 0.09% of the Fund’s average daily net assets over $2 billion dollars. Certain administration and accounting services fees for the Fund are included in the investment advisory agreement.
The Adviser has contractually agreed to waive fees or reimburse expenses that exceed an annual rate of 0.21% of the Fund’s average daily net assets attributable to each Class, including management fees and expenses paid directly by the Fund, excluding shareholder service fees, distribution fees and certain extraordinary expenses (the “Expense Limit”). The agreement’s current term ends on April 30, 2019 and automatically renews for one-year unless terminated upon written notice within 90 days of the end of the current term or upon termination of the investment advisory agreement. The amount waived or reimbursed, if any, is reflected in the Statement of Operations.
The Adviser is permitted upon approval by the Board of Directors to recoup amounts waived or reimbursed by the Fund in future periods, not exceeding three years, if the Fund's other expenses including such recoupment do not exceed the Expense Limit. At December 31, 2018, the amounts subject to recoupment were as follows:
Expires December 31, 2020	Expires December 31, 2021	Recoupment of Past Reimbursed Fees by the Adviser
$24,224	$47,434	$0
The Adviser and Great-West Funds have entered into a sub-advisory agreement with Irish Life Investment Managers Limited, an affiliate of the Adviser and GWL&A. The Adviser is responsible for compensating the Sub-Adviser for its services.
Great-West Funds has entered into a shareholder services agreement with GWL&A. Pursuant to the shareholder services agreement, GWL&A provides recordkeeping and shareholder services to shareholders and account owners and receives from the Investor Class and Class L shares of the Fund a fee equal to 0.35% of the average daily net asset value of the applicable share class.
GWFS Equities, Inc. (the Distributor), is a wholly-owned subsidiary of GWL&A and the principal underwriter to distribute and market the Fund. The Fund has entered into a plan of distribution which provides for compensation for distribution of Class L shares and for providing or arranging for the provision of services to Class L shareholders. The distribution plan provides for a maximum fee equal to an annual rate of 0.25% of the average daily net assets of the Class L shares.

Annual Report - December 31, 2018

Certain officers of Great-West Funds are also directors and/or officers of GWL&A or its subsidiaries. No officer or interested director of Great-West Funds receives any compensation directly from Great-West Funds. The total compensation paid to the independent directors with respect to all sixty-five funds for which they serve as directors was $990,000 for the year ended December 31, 2018.
4.  PURCHASES AND SALES OF INVESTMENTS
For the year ended December 31, 2018, the aggregate cost of purchases and proceeds from sales of investments (excluding all U.S. Government securities and short-term securities) were $190,908,438 and $247,705,119, respectively. For the same period, there were no purchases or sales of long-term U.S. Government securities.
5.  SECURITIES LOANED
The Fund has entered into a securities lending agreement with its custodian as securities lending agent. Under the terms of the agreement the Fund receives income after deductions of other amounts payable to the securities lending agent or to the borrower from lending transactions. In exchange for such fees, the securities lending agent is authorized to loan securities on behalf of the Fund against receipt of cash collateral at least equal in value at all times to the value of the securities loaned plus accrued interest. The Fund also continues to receive interest or dividends on the securities loaned. Cash collateral is invested in securities approved by the Board of Directors. The Fund bears the risk of any deficiency in the amount of collateral available for return to a borrower due to a loss in an approved investment. As of December 31, 2018, the Fund had securities on loan valued at $33,951,792 and received collateral as reported on the Statement of Assets and Liabilities of $35,035,193 for such loan which was invested in repurchase agreements collateralized by U.S. Government or U.S. Government Agency securities. The repurchase agreements can be jointly purchased with other lending agent clients and in the event of a default by the counterparty, all lending agent clients would share ratably in the collateral.
Under the securities lending agreement, the collateral pledged is, by definition, the securities loaned against the cash borrowed. At December 31, 2018, the class of securities loaned consisted entirely of common stock. The remaining contractual maturity of all of the securities lending transactions is overnight and continuous. Additional information regarding the Fund's securities on loan is included in the Schedule of Investments.
6.  INDEMNIFICATIONS
The Fund’s organizational documents provide current and former officers and directors with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund’s maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.
7.  SUBSEQUENT EVENT
Management has reviewed all events subsequent to December 31, 2018, including the estimates inherent in the process of preparing these financial statements, through the date the financial statements were issued. No subsequent events requiring adjustment or disclosure have occurred.

Annual Report - December 31, 2018

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
To the Shareholders and the Board of Directors of Great-West Funds, Inc.
Opinion on the Financial Statements and Financial Highlights
We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of the Great-West S&P Small Cap 600® Index Fund (the “Fund”), one of the funds of Great-West Funds, Inc., as of December 31, 2018, the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, the financial highlights for each of the five years in the period then ended, and the related notes. In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of the Fund as of December 31, 2018, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on the Fund's financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. As part of our audits we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Fund’s internal control over financial reporting. Accordingly, we express no such opinion.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. Our procedures included confirmation of securities owned as of December 31, 2018, by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.
DELOITTE & TOUCHE LLP
Denver, Colorado
February 22, 2019
We have served as the auditor of one or more Great-West investment companies since 1982.

TAX INFORMATION (unaudited)
Dividends paid by the Fund from net investment income and distributions of net realized short-term capital gains are, for federal income tax purposes, taxable as ordinary income to shareholders. Of the ordinary income distributions declared for the year ended December 31, 2018, 65% qualifies for the dividend received deduction available to the Fund’s corporate shareholders.

Fund Directors and Officers
Great-West Funds, Inc. (“Great-West Funds”) is organized under Maryland law, and is governed by the Board of Directors. The following table provides information about each of the Directors and executive officers of Great-West Funds.
Independent Directors*
Name, Address, and Age	Positions(s) Held with Great-West Funds	Term of Office and Length of Time Served***	Principal Occupation(s) During Past 5 Years	Number of Funds in Fund Complex Overseen by Director	Other Directorships Held by Director
Gail H. Klapper 8515 East Orchard Road, Greenwood Village, CO 80111 75	Chair & Independent Director	Since 2016 (as Chair) Since 2007 (as Independent Director)	Managing Attorney, Klapper Law Firm; Member/Director, The Colorado Forum; Manager, 6K Ranch, LLC; Director, Guaranty Bancorp & Gold, Inc.	65	N/A
Stephen G. McConahey 8515 East Orchard Road, Greenwood Village, CO 80111 75	Independent Director & Audit Committee Chair	Since 2011 (as Independent Director) Since 2015 (as Audit Committee Chair)	Chairman, SGM Capital, LLC; Partner, Iron Gate Capital, LLC; Director, The IMA Financial Group, Inc.; Director, Guaranty Bancorp	65	N/A
Steven A. Lake 8515 East Orchard Road, Greenwood Village, CO 80111 64	Independent Director	Since 2017	Managing Member, Lake Advisors, LLC; Member, Gart Capital Partners, LLC; Executive Member, Sage Investment Holdings, LLC; Senior Managing Director, CBIZ MHM, LLC	65	N/A
R. Timothy Hudner**** 8515 East Orchard Road, Greenwood Village, CO 80111 59	Independent Director	Since 2017	Director, Prima Capital Holdings; ALPS Fund Services; Colorado State Housing Board; Colorado Developmental Disabilities Council; Regional Center Task Force; and Mental Health Center of Denver	65	N/A

Independent Directors*
Name, Address, and Age	Positions(s) Held with Great-West Funds	Term of Office and Length of Time Served***	Principal Occupation(s) During Past 5 Years	Number of Funds in Fund Complex Overseen by Director	Other Directorships Held by Director
James A. Hillary***** 8515 East Orchard Road, Greenwood Village, CO 80111 55	Independent Director	Since 2017	Principal and Founding Partner, Fios Capital, LLC; Founder, Chairman and Chief Executive Officer, Independence Capital Asset Partners, LLC; Member, Fios Partners LLC, Fios Holdings LLC, Roubaix Capital LLC; and Sole Member, Fios Companies LLC	65	N/A
Interested Directors**
Name, Address, and Age	Positions(s) Held with Great-West Funds	Term of Office and Length of Time Served***	Principal Occupation(s) During Past 5 Years	Number of Funds in Fund Complex Overseen by Director	Other Directorships Held by Director
Scott C. Sipple 8515 East Orchard Road, Greenwood Village, CO 80111 56	Director, President & Chief Executive Officer	Since 2017	President, Great-West Investments, GWL&A; Chairman, President & Chief Executive Officer, GWCM and Advised Assets Group, LLC ("AAG"); formerly, Head of Global Investment Strategies, Putnam Investment Management LLC	65	N/A
Officers
Name, Address, and Age	Positions(s) Held with Great-West Funds	Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Fund in Fund Complex Overseen by Director	Other Directorships Held by Director
Scott C. Sipple 8515 East Orchard Road, Greenwood Village, CO 80111 56	Director, President & Chief Executive Officer	Since 2017	President, Great-West Investments, GWL&A; Chairman, President & Chief Executive Officer, GWCM and AAG; formerly, Head of Global Investment Strategies, Putnam Investment Management LLC	65	N/A
Katherine Stoner 8515 East Orchard Road, Greenwood Village, CO 80111 62	Chief Compliance Officer	Since 2016	Chief Compliance Officer, AAG and GWCM; formerly, Vice President & Chief Compliance Officer, Mutual Funds, AIG, Consumer Insurance	N/A	N/A

Officers
Name, Address, and Age	Positions(s) Held with Great-West Funds	Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Fund in Fund Complex Overseen by Director	Other Directorships Held by Director
Ryan L. Logsdon 8515 East Orchard Road, Greenwood Village, CO 80111 44	Vice President, Counsel & Secretary	Since 2010 (as Counsel & Secretary) Since 2016 (as Vice President)	Associate General Counsel, Products & Corporate, GWL&A;Associate General Counsel & Associate Secretary, GWL&A and Great-West Life & Annuity Insurance Company of New York ("GWL&A of NY"); Vice President, Counsel & Secretary, AAG, GWCM, and GWFS; formerly, Assistant Vice President, GWCM	N/A	N/A
Mary C. Maiers 8515 East Orchard Road, Greenwood Village, CO 80111 51	Chief Financial Officer & Treasurer	Since 2008 (as Treasurer) Since 2011 (as Chief Financial Officer)	Vice President Investment Accounting and Global Middle Office, GWL&A; Vice President and Treasurer, Great-West Trust Company, LLC ("GWTC"); Chief Financial Officer & Treasurer, GWCM	N/A	N/A
Cara B. Owen 8515 East Orchard Road, Greenwood Village, CO 80111 37	Senior Counsel & Assistant Secretary	Since 2015	Senior Counsel, Products, GWL&A; Senior Counsel & Assistant Secretary, GWCM, GWTC, and AAG	N/A	N/A
John A. Clouthier 8515 East Orchard Road, Greenwood Village, CO 80111 51	Assistant Treasurer	Since 2007	Director, Investment Operations, GWL&A; Assistant Treasurer, GWCM and GWTC	N/A	N/A
Kelly B. New 8515 East Orchard Road, Greenwood Village, CO 80111 43	Assistant Treasurer	Since 2016	Assistant Vice President, Fund Administration, GWL&A; Assistant Treasurer, GWCM and GWTC	N/A	N/A
*A Director who is not an “interested person” of Great-West Funds (as defined in Section 2(a)(19) of the Investment Company Act of 1940, as amended) is referred to as an “Independent Director.”
**An “Interested Director” refers to a Director who is an “interested person” of Great-West Funds (as defined in Section 2(a)(19) of the Investment Company Act of 1940, as amended) by virtue of their affiliation with Great-West Capital Management, LLC.

*** Each director serves until the next shareholders’ meeting (and until the election and qualification of a successor), or until death, resignation, removal or retirement which takes effect no later than May 1 following his or her 75th birthday unless otherwise determined by the remaining directors. Officers are elected by the Board on an annual basis to serve until their successors have been elected and qualified.
**** Mr. Hudner’s daughter is employed by JP Morgan Chase, N.A., an affiliate of J.P. Morgan Investment Management Inc., a sub-adviser of the Great-West International Growth and Great-West Large Cap Growth Funds. Mr. Hudner has personal investments in the following: (i) a mutual fund advised by Massachusetts Financial Services Company, a sub-adviser of the Great-West International Value Fund, (ii) a mutual fund advised by Invesco Advisers, Inc., the sub-adviser of the Great-West Invesco Small Cap Value Fund, (iii) a mutual fund advised by T. Rowe Price Associates, Inc., the sub-adviser of the Great-West T. Rowe Price Equity Income and Great-West T. Rowe Price Mid Cap Growth Funds, and (iv) a mutual fund advised by J.P. Morgan Investment Management Inc., a sub-adviser of the Great-West International Growth and Great-West Large Cap Growth Funds. Mr. Hudner receives no special treatment due to his ownership of such mutual funds.
***** Mr. Hillary is the Founder, Chairman and Chief Executive Officer of Independence Capital Asset Partners, LLC (“ICAP”), which has a prime brokerage and institutional trading relationship with Goldman Sachs & Co., the parent company of Goldman Sachs Asset Management, LP, the sub-adviser of the Great-West Mid Cap Value and Great-West Inflation-Protected Securities Funds. ICAP previously was a sub-adviser, and Mr. Hillary was a portfolio manager to the Franklin K2 Alternative Strategies Fund and the FTIF Franklin K2 Alternative Strategies Fund, which are funds offered by an affiliate of both Franklin Advisers, Inc., a sub-adviser of the Great-West Global Bond Fund, and Franklin Templeton Institutional, LLC, a sub-adviser of the Great-West International Growth Fund. Mr. Hillary has personal banking accounts with an affiliate of J.P. Morgan Investment Management Inc., a sub-adviser of the Great-West International Growth and Great-West Large Cap Growth Funds. Mr. Hillary receives no special treatment due to the relationship.
There are no arrangements or understandings between any Director or officer and any other person(s) pursuant to which s/he was elected as Director or officer.
Additional information about Great-West Funds and its Directors is available in the Great-West Funds’ Statement of Additional Information (“SAI”), which can be obtained free of charge upon request to: Secretary, Great-West Funds, Inc., 8525 East Orchard Road, Greenwood Village, Colorado 80111; (866) 831-7129. The SAI is also available on the Fund’s web site at http://www.greatwestfunds.com.
Availability of Quarterly Portfolio Schedule
Great-West Funds files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. Great-West Funds' Forms N-Q are available on the Commission’s website at http://www.sec.gov, and may be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.
Availability of Proxy Voting Policies and Procedures
A description of the policies and procedures that Great-West Funds uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling (866) 831-7129, and on the Securities and Exchange Commission’s website at http://www.sec.gov.

Availability of Proxy Voting Record
Information regarding how Great-West Funds voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available without charge, upon request, by calling (866) 831-7129, and on the Securities and Exchange Commission’s website at http://www.sec.gov.

ITEM 2. CODE OF ETHICS.
(a)   As of the end of the period covered by this report, the registrant has adopted a Code of Ethics (the “Code of Ethics”) that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party.
(b)   For purposes of this Item, "code of ethics" means written standards that are reasonably designed to deter wrongdoing and to promote:
(1) Honest and ethical conduct, including the ethical handling of actual or apparent conflicts of interest between personal and professional relationships;
(2) Full, fair, accurate, timely, and understandable disclosure in reports and documents that a registrant files with, or submits to, the Commission and in other public communications made by the registrant;
(3) Compliance with applicable governmental laws, rules, and regulations;
(4) The prompt internal reporting of violations of the code to an appropriate person or persons identified in the code; and
(5) Accountability for adherence to the code.
(c)   During the period covered by this report, there have been no amendments to the registrant’s Code of Ethics.
(d)   During the period covered by this report, the registrant has not granted any express or implicit waivers from the provisions of the Code of Ethics.
(e)  Registrant’s Code of Ethics is attached hereto.
ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.
Mr. Stephen A. Lake is the audit committee financial expert and is "independent," pursuant to general instructions on Form N-CSR, Item 3.
An “audit committee financial expert” is not an “expert” for any purpose, including for purposes of Section 11 of the Securities Act of 1933, as a result of being designated as an “audit committee financial expert.” Further, the designation of a person as an “audit committee financial expert” does not mean that the person has any greater duties, obligations, or liability than those imposed on the person without the “audit committee financial expert” designation. Similarly, the designation of a person as an “audit committee financial expert” does not affect the duties, obligations, or liability of any other member of the Audit Committee or Board of Directors.
ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.
(a)   Audit Fees. The aggregate fees billed for each of the last two fiscal years for professional services rendered by the principal accountant for the audit of the registrant’s annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years were: $834,600 for fiscal year 2017 and $1,059,880 for fiscal year 2018.

(b)   Audit-Related Fees. The aggregate fees billed in each of the last two fiscal years for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the registrant’s financial statements and are not reported under paragraph (a) of this Item were: $50,000 for fiscal year 2017 and $60,000 for fiscal year 2018. The nature of the services comprising the fees disclosed under this category involved performance of 17f-2 (self-custody) audits and administrative services related to the audit.
(c)   Tax Fees. The aggregate fees billed in each of the last two fiscal years for professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning were: $0 for fiscal year 2017 and $0 for fiscal year 2018.
(d)   All Other Fees. There were no fees billed in each of the last two fiscal years for products and services provided by the principal accountant, other than the services reported in paragraphs ((a) through (c) of this Item).
(e)  (1) Audit Committee’s Pre-Approval Policies and Procedures.
Pre-Approval of Audit Services. The Audit Committee must approve prior to retention all audit, review or attest engagements required under the securities laws that are provided to Great-West Funds by its independent auditors. The Audit Committee will not grant such approval to any auditors that are proposed to perform an audit for Great-West Funds if a chief executive officer, controller, chief financial officer, chief accounting officer or any person serving in an equivalent position for Great-West Funds that is responsible for the financial reporting or operations of Great-West Funds was employed by those auditors and participated in any capacity in an audit of Great-West Funds during the year period (or such other period proscribed under SEC rules) preceding the date of initiation of such audit.
Pre-Approval of Non-Audit Services. The Audit Committee must pre-approve any non-audit services, including tax services, to be provided to Great-West Funds by its independent auditors (except those within applicable de minimis statutory or regulatory exceptions)1 provided that Great-West Funds’ auditors will not provide the following non-audit services to Great-West Funds: (a) bookkeeping or other services related to the accounting records or financial statements of Great-West Funds; (b) financial information systems design and implementation; (c) appraisal or valuation services, fairness opinions, or contribution-in-kind reports; (d) actuarial services; (e) internal audit outsourcing services; (f) management functions or human resources; (g) broker-dealer, investment adviser, or investment banking services; (h) legal services; (i) expert services unrelated to the audit; and (j) any other service

1No pre-approval is required as to non-audit services provided to Great-West Funds if: (a) the aggregate amount of all non-audit services provided to Great-West Funds constitute not more than 5% of the total amount of revenues paid by Great-West Funds to the independent auditors during the fiscal year in which the services are provided; (b) these services were not recognized by Great-West Funds at the time of the engagement to be non-audit services; and (c) the services are promptly brought to the attention of the Audit Committee and approved by the Audit Committee prior to the completion of the audit.

that the Public Company Accounting Oversight Board determines, by regulation, is impermissible. 2
Pre-approval with respect to Non-Great-West Funds Entities. The Audit Committee must pre-approve any non-audit services that relate directly to the operations and financial reporting of Great-West Funds (except those within applicable de minimis statutory or regulatory exceptions)3 to be provided by Great-West Funds’ auditors to (a) Great-West Funds’ investment adviser; and (b) any entity controlling, controlled by, or under common control with the investment adviser if that entity provides ongoing services to Great-West Funds.4 The Audit Committee may approve audit and non-audit services on a case-by-case basis or adopt pre-approval policies and procedures that are detailed as to a particular service, provided that the Audit Committee is informed promptly of each service, or use a combination of these approaches.
Delegation. The Audit Committee may delegate pre-approval authority to one or more of the Audit Committee's members. Any member or members to whom such pre-approval authority is delegated must report any pre-approval decisions to the Audit Committee at its next scheduled meeting.
(f)    (2) 100% of the services described pursuant to paragraphs (b) through (d) of this Item 4 of Form N-CSR were approved by the Audit Committee, and no such services were approved by the Audit Committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.
(g)   Not Applicable.
(h)   The aggregate non-audit fees billed by the registrant’s accountant for services rendered to the registrant, and rendered to the registrant’s investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant for fiscal year 2017 equaled $1,480,500 and for fiscal year 2018 equaled $1,167,000.

2With respect to the prohibitions on (a) bookkeeping; (b) financial information systems design and implementation; (c) appraisal, valuation, fairness opinions, or contribution-in-kind reports; (d) actuarial; and (e) internal audit outsourcing, such services are permitted to be provided if it is reasonable to conclude that the results of these services will not be subject to audit procedures during an audit of the audit client's financial statements.

3For non-audit services provided to the adviser and entities in a control relationship with the adviser, no pre-approval is required if: (a) the aggregate amount of all non-audit services provided constitute not more than 5% of the total amount of revenues paid to the independent auditors during the fiscal year in which the services are provided to Great-West Funds, Great-West Funds’ investment adviser, and any entity controlling, controlled by, or under common control with the investment adviser if that entity provides ongoing services to Great-West Funds; (b) these services were not recognized by Great-West Funds at the time of the engagement to be non-audit services; and (c) the services are promptly brought to the attention of the Audit Committee and approved by the Audit Committee prior to the completion of the audit.

4No pre-approval is required by the Audit Committee as to non-audit services provided to any Great-West Funds sub-adviser that primarily provides portfolio management services and is under the direction of another investment adviser and is not affiliated with Great-West Funds’ primary investment adviser.

(i)   The registrant’s Audit Committee of the Board of Directors has considered whether the provision of non-audit services that were rendered to the registrant’s investment adviser (not including any subadviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant’s independence.
ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.
Not applicable.
ITEM 6. INVESTMENTS.
(a)  The schedule is included as part of the report to shareholders filed under Item 1 of this Form.
(b)  Not applicable.
ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.
Not applicable.
ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.
Not applicable.
ITEM 9. PURCHASE OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.
Not applicable.
ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.
There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of directors that were implemented after the registrant last provided disclosure in response to this Item.
ITEM 11. CONTROLS AND PROCEDURES.
(a)   The registrant's principal executive officer and principal financial officer have concluded, based upon their evaluation of the registrant's disclosure controls and procedures as conducted within 90 days of the filing date of this report, that these disclosure controls and procedures provide reasonable assurance that material information required to be disclosed by the registrant in the report it files or submits on Form N-CSR is recorded, processed, summarized and reported, within the time periods specified in the commission's rules and forms and that such material information is accumulated and communicated to the registrant's management, including its principal executive officer and principal financial officer, as appropriate, in order to allow timely decisions regarding required disclosure.

(b)   The registrant's principal executive officer and principal financial officer are aware of no changes in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal half-year that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.
ITEM 12. EXHIBITS.
(a)   (1) Code of Ethics required by Item 2 of Form N-CSR is incorporated by reference to registrant's Form N-CSRs filed on March 1, 2017 (File No. 2-75503).
(2) A separate certification for each principal executive and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940 is attached hereto.
(3) Not applicable.
(b)   A separate certification for each principal executive and principal financial officer as required by Rule 30a-2(b) under the Investment Company Act of 1940 is attached hereto.

SIGNATURES
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.
GREAT-WEST FUNDS, INC.
By:	/s/ Scott C. Sipple

Scott C. Sipple
President & Chief Executive Officer
Date:February 22, 2019
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.
By:	/s/ Scott C. Sipple

Scott C. Sipple
President & Chief Executive Officer
Date:February 22, 2019
By:	/s/ Mary C. Maiers

Mary C. Maiers
Chief Financial Officer & Treasurer
Date:February 22, 2019